Allowance for credit losses	12 Months Ended
Dec. 31, 2011
Allowance for credit losses
8.	Allowance for credit losses

The Bank classifies the allowance for credit losses into two components:

a)	Allowance for loan losses:

(In thousands of US$)	Year ended December 31, 2011					Year ended December 31,
	Corporations	Banking and financial institutions	Middle-market companies	Sovereign	Total	2010	2009
Balance at beginning of the year	54,160	18,790	5,265	400	78,615	73,789	54,648
Provision (reversal of provision) for loan losses	(5,295)	10,017	4,312	(193)	8,841	9,091	18,293
Loan recoveries and other	-	1,716	440	-	2,156	996	866
Loans written-off against the allowance for loan losses	-	-	(1,065)	-	(1,065)	(5,261)	(18)
Balance at end of the year	48,865	30,523	8,952	207	88,547	78,615	73,789

Components:
Generic allowance	34,065	30,523	8,952	207	73,747	67,115	59,432
Specific allowance	14,800	-	-	-	14,800	11,500	14,357
Total allowance for loan losses	48,865	30,523	8,952	207	88,547	78,615	73,789

Provision (reversal of provision) of generic allowance for credit losses are mostly related to changes in volume and composition of the credit portfolio. The increase in the generic allowance for loan losses in 2011 was primarily due to an increase in the loan portfolio mitigated by an improvement of the risk profile of the Region and a prudent portfolio management.

Following is a summary of loan balances and reserves for loan losses:

(In thousands of US$)	December 31, 2011
	Corporations	Banking and financial institutions	Middle-market companies	Sovereign	Total
Allowance for loan losses
Specific allowance	14,800	-	-	-	14,800
Generic allowance	34,065	30,523	8,952	207	73,747
Total of allowance for loan losses	48,865	30,523	8,952	207	88,547
Loans
Loans with specific allowance	32,000	-	-	-	32,000
Loans with generic allowance	2,290,413	2,164,163	445,731	27,266	4,927,573
Total loans	2,322,413	2,164,163	445,731	27,266	4,959,573

(In thousands of US$)	December 31, 2010
	Corporations	Banking and financial institutions	Middle-market companies	Sovereign	Total
Allowance for loan losses
Specific allowance	11,200	-	300	-	11,500
Generic allowance	42,960	18,790	4,965	400	67,115
Total of allowance for loan losses	54,160	18,790	5,265	400	78,615
Loans
Loans with specific allowance	28,000	-	1,002	-	29,002
Loans with generic allowance	2,056,386	1,701,062	223,756	54,126	4,035,330
Total loans	2,084,386	1,701,062	224,758	54,126	4,064,332

b)	Reserve for losses on off-balance sheet credit risk:

(In thousands of US$)	Year ended December 31,
	2011	2010	2009

Balance at beginning of the year	13,335	27,261	30,724
Provision (reversal of provision) for losses on off-balance sheet credit risk	(4,448)	(13,926)	(3,463)
Balance at end of the year	8,887	13,335	27,261

The reserve for losses on off-balance sheet credit risk reflects the Bank’s management estimate of probable losses on off-balance sheet credit risk items such as: confirmed letters of credit, stand-by letters of credit, guarantees and credit commitments (see Note 18). The 2011’s decrease in the reserve for losses on off-balance sheet credit risk was primarily due to changes in volume, composition, and risk profile of the portfolio.